5. Net income per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income Per Ordinary Share Tables
Weighted average number of ordinary shares for the purposes of basic net income per share	2,063,738	2,069,223	2,069,223
Effect of dilutive potential ordinary shares: Stock options	0	0	0
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,063,738	2,069,223	2,069,223